Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 11,039	₨ 9,727
Less: Unearned finance income	(625)	(400)
Present value of minimum lease payment receivables	10,414	9,327
Non-current	4,742	4,262
Current	₨ 5,672	5,065
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	1 year
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	5 years
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 6,031	5,223
Present value of minimum lease payment receivables	5,672	5,065
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	5,008	4,504
Present value of minimum lease payment receivables	₨ 4,742	₨ 4,262